Loss per share - Anti-dilutive securities (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Redeemable convertible preferred shares
Anti-dilutive securities
Anti-dilutive securities		90,724,289		90,724,289	26,841,535
Warrants
Anti-dilutive securities
Anti-dilutive securities	23,871,971		23,871,971		6,016,207